Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-402-1624 Elizabeth.Gioia@prudential.com
September 10, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
SEC File Nos. 333-248527 and 811-07975
Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant)
Pruco Life Insurance Company of New Jersey (Depositor)

Members of the Commission:
Enclosed for filing on behalf of the above-referenced Registrant is Pre-Effective Amendment No. 1 to Registration Statement on Form N-4.
The purpose of the Pre-Effective Amendment is to correct a technical issue that resulted in the Power of Attorney Exhibits being included incorrectly in the N-4 filing. No changes have been made to the Prospectus or Statement of Additional Information since the initial N-4 filing as submitted electronically via EDGAR to the Securities and Exchange Commission on September 1, 2020.
If you have any questions, please call me at (203) 402-1624.
Very truly yours,

/s/ Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel